Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair value measurements
Summary of Financial Instruments Measured at Fair Value on Recurring Basis

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Short-term investments (i)	—	3,117	—	3,117
Available-for-sale debt investments (ii)	—	—	384,076	384,076

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Available-for-sale debt investments (ii)	—	—	428,512	428,512
(i)	Short-term investments represent the investments issued by commercial banks and financial institution with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair values are estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.
(ii)	Available-for-sale debt investments are investments made by the Group without readily determinable fair values as set out in Note 10, which were categorized as Level 3 in the fair value hierarchy. These investments were valued based on a model utilizing unobservable inputs requiring significant management judgment and estimation. The Company uses a combination of valuation methodologies, including income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees, future cash flow forecasts, liquidity factors and multiples of a selection of comparable companies.

Summary of roll forward of Level 3 investments

Total
Fair value of Level 3 investments as at December 31, 2021	157,160
New additions	125,743
The change in fair value of the investments	101,173
Fair value of Level 3 investments as at December 31, 2022	384,076
New additions	80,247
Credit losses provisions	(14,987)
The change in fair value of the investments	(20,824)
Fair value of Level 3 investments as at December 31, 2023	428,512